Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	2,000,000
Maximum Aggregate Offering Price	$ 201,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,868.58
Offering Note	Note 1a: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.01 par value per share (the "Common Stock") that becomes issuable under the Lantheus Holdings, Inc. Amended and Restated 2026 Equity Incentive Plan (f/k/a the Lantheus Holdings, Inc. 2015 Equity Incentive Plan) (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. Pursuant to Rule 416, this registration statement also covers an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions. Note 1b: This Registration Statement covers 2,000,000 shares of the Registrant's Common Stock, which are issuable pursuant to the Plan Note 1c: The Proposed Maximum Offering Price per Share for the shares reserved for issuance under the Plan is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $100.90, the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Market on August 26, 2026, which date is within five business days prior to the filing of this registration statement.